Discontinued Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Schedule of Disposal Groups, Including Discontinued Operations

Assets and liabilities related to Craft C+P were as follows:

(Dollars in thousands)	September 30, 2024	December 31, 2023
Assets
Current assets:
Cash	$135	$96
Trade receivables, net	756	396
Inventories	1,071	526
Prepaid expenses and other current assets	678	250
Total current assets	2,640	1,268
Property and equipment, net	4,156	4,598
Right-of-use assets	1,415	1,923
Intangible assets, net	517	827
Other assets, net	210	321
Total Assets	$8,938	$8,937

Liabilities
Current liabilities:
Accounts payable	$2,130	$1,014
Accrued liabilities	266	110
Deferred revenue	42	88
Current portion of lease liabilities	686	665
Total current liabilities	3,124	1,877
Lease liabilities, net of current portion	843	1,366
Total liabilities	$3,967	$3,243

Income and expense related to Craft C+P were as follows for the nine months ended September 30, 2024 and 2023:

(Dollars in thousands)	2024	2023
Sales	$6,775	$5,637
Less customer programs and excise taxes	117	79
Net sales	6,658	5,558
Cost of sales	6,322	5,378
Gross profit	336	180
Operating expenses:
Sales and marketing expenses	45	81
General and administrative expenses	2,355	2,103
Gain on disposal of property and equipment	(195)	(171)
Total operating expenses	2,205	2,013
Loss from operations	(1,869)	(1,833)
Other income (expense), net
Interest expense	-	(12)
Other income	3	33
Total other income, net	3	21
Loss before income taxes	(1,866)	(1,812)
Provision for income taxes	-	-
Net loss	$(1,866)	$(1,812)

Assets and liabilities related to Craft C+P were as follows as of December 31, 2023 and 2022:

(Dollars in thousands)	2023	2022
Assets
Current assets:
Cash	$96	$111
Trade receivables, net	396	422
Inventories	526	992
Prepaid expenses and other current assets	250	442
Total current assets	1,268	1,967
Property and equipment, net	4,598	5,486
Right-of-use assets	1,923	2,714
Intangible assets, net	827	1,241
Other assets, net	321	108
Total Assets	$8,937	$11,516

Liabilities
Current liabilities:
Accounts payable	$1,014	$654
Accrued liabilities	110	109
Deferred revenue	88	18
Current portion of lease liabilities	665	736
Other current liability, related party	-	173
Total current liabilities	1,877	1,690
Lease liabilities, net of current portion	1,366	2,117
Total liabilities	$3,243	$3,807

Income and expense related to Craft C+P were as follows for the years ended December 31, 2023 and 2022:

(Dollars in thousands)	2023	2022
Sales	$6,817	$5,626
Less customer programs and excise taxes	105	100
Net sales	6,712	5,526
Cost of sales	6,829	6,341
Gross profit	(117)	(815)
Operating expenses:
Sales and marketing expenses	126	85
General and administrative expenses	2,878	3,344
(Gain) loss on disposal of property and equipment	(367)	65
Total operating expenses	2,637	3,494
Loss from operations	(2,754)	(4,309)
Other income (expense), net
Interest expense	(12)	(44)
Other income	17	104
Total other income, net	5	60
Loss before income taxes	(2,749)	(4,249)
Provision for income taxes	-	-
Net loss	$(2,749)	$(4,249)